FAIR VALUE MEASUREMENTS (Tables)	4 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Assumptions	The level 3 fair value assumptions used in the Black-Scholes model for the recurring valuation of the redeemable convertible preferred stock warrant liability were as follows:

Six months ended June 30,
	2021	2020
Expected volatility	55% – 65%	35% – 45%
Risk-free interest rate	0.1% – 0.5%	0.1% – 0.8%
Dividend yield	—	—
The level 3 fair value assumptions used in the
Black-Scholes model for the recurring valuation of the redeemable convertible preferred stock warrant liability were as follows:

Year ended December 31,
	2020	2019
Expected volatility	35% – 45%	41% – 54%
Risk-free interest rate	0.1% – 0.8%	1.6% – 1.9%
Dividend yield	—	—

JAWS Spitfire Acquisition Corporation
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule of company's assets that are measured at fair value on a recurring basis	The gross holding gains and fair value of held-to-maturity securities at June 30, 2021 and December 31, 2021 are as follows:

	Held-To-Maturity	Level	Fair Value
June 30, 2021	U.S. Mutual Funds	1	$345,009,910
December 31, 2020	U.S. Mutual Funds	1	$345,000,000

Schedule of company's liabilities that are measured at fair value on a recurring basis
The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis at June 30, 2021 and December 31, 2020 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

	Level	June 30, 2021	Level	December 31, 2020
Liabilities:
Warrant Liability – Public Warrants	1	$16,560,000	3	$28,462,500
Warrant Liability – Private Placement Warrants	2	$8,544,000	3	$14,685,000

Schedule of level 3 inputs used for the fair value measurements
The following table provides quantitative information regarding the Level 3 inputs used for the fair value measurements:

As of December 31, 2020
Exercise Price	$11.50
Stock Price	$10.00
Term (years)	5.0
Volatility	82.9%
Risk free interest rate	0.42%
Dividend yield	0.0%
Public warrant price	$3.30

Schedule of changes in the fair value of Level 3 warrant liabilities
The following table provides a roll-forward of the fair value of the Company’s warrant liability, for which fair value was determined using Level 3 inputs:

Warrant liabilities
Fair value at December 7, 2020	$43,147,500
Change in fair value	—
Fair value at December 31, 2020	$43,147,500

The following table presents the changes in the fair value of Level 3 warrant liabilities:

	Private Placement	Public	Warrant Liabilities
Fair value as of January 1, 2021	$14,685,000	$28,462,500	$43,147,500
Change in fair value	(5,963,000)	(11,557,500)	(17,520,500)
Transfer to Level 1	—	(16,905,000)	(16,905,000)
Transfer to Level 2	(8,722,000)	—	(8,722,000)
Fair value as of June 30, 2021	$—	$—	$—

Schedule of fair value of warrant liabilities
The fair value of warrant liabilities at December 31, 2020 is as follows:

	Fair Value Measurements at December 31, 2020 Using:
	Level 1	Level 2	Level 3	Total
Liabilities:
Public Warrant liabilities	$—	$—	$28,462,500	$28,462,500
Private Placement Warrant Liabilities	$—	$—	$14,685,000	$14,685,000

Fair Value Assumptions
The following table provides quantitative information regarding the Level 3 inputs used for the fair value measurements:

	As of December 7, 2020 (Initial Measurement)	As of December 31, 2020
Exercise price	$11.50	$11.50
Stock price	$10.00	$10.00
Term (years)	5.0	5.0
Volatility	82.8%	82.9%
Risk free interest rate	0.46%	0.42%
Dividend yield	0.0%	0.0%
Public and private warrant price	$3.30	$3.30

Schedule of roll-forward of the fair value of the warrant liability
The following table provides a roll-forward of the fair value of the Company’s warrant liability, for which fair value was determined using Level 3 inputs:

Warrant liabilities
Fair value at December 7, 2020	$43,147,500
Change in fair value	—
Fair value at December 31, 2020	$43,147,500

The following table presents the changes in the fair value of Level 3 warrant liabilities:

	Private Placement	Public	Warrant Liabilities
Fair value as of January 1, 2021	$14,685,000	$28,462,500	$43,147,500
Change in fair value	(5,963,000)	(11,557,500)	(17,520,500)
Transfer to Level 1	—	(16,905,000)	(16,905,000)
Transfer to Level 2	(8,722,000)	—	(8,722,000)
Fair value as of June 30, 2021	$—	$—	$—